As filed with the Securities and Exchange Commission on February 20, 2004	Registration No. 333-100207 Registration No. 811-09002

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

Post-Effective Amendment No. 6 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of

ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)

20 Washington Avenue South, Minneapolis, Minnesota 55401

Depositor's Telephone Number, including Area Code: (612) 372-5597

Michael A. Pignatella, Counsel
ReliaStar Life Insurance Company
151 Farmington Avenue, Hartford, CT 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
60 days after filing pursuant to paragraph (a)(1) of Rule 485

X	on May 1, 2004 pursuant to paragraph (a)(1) of Rule 485

CONTRACT PROSPECTUS - MAY 1, 2004

The Contracts. The contracts described in this prospectus are flexible premium individual fixed and variable Advantage CenturySM (Retail Series) deferred annuity contracts issued by ReliaStar Life Insurance Company (the Company, we, us, our). They are issued to you, the contract owner, as either a flexible premium individual deferred tax sheltered annuity, a flexible premium individual retirement annuity or a flexible premium individual deferred annuity for use with deferred compensation plans established under section 457 of the Internal Revenue Code of 1986, as amended (Tax Code). Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Table of Contents ... page 3

Investment Options. The contracts offer variable investment options and three fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts or plans, or in some states.

The Funds

AIM V.I. Dent Demographic Trends Fund
(Series I)

Alger American Growth Portfolio (Class O Shares)

Alger American Leveraged AllCap Portfolio (Class O Shares)

Alger American MidCap Growth Portfolio
(Class O Shares)

Alger American Small Capitalization Portfolio (Class O Shares)

Fidelity® VIP Asset Manager: Growth® Portfolio
(Initial Class)

Fidelity® VIP Contrafund® Portfolio
(Initial Class)

Fidelity® VIP Equity-Income Portfolio
(Initial Class)

Fidelity® VIP Growth Opportunities Portfolio
(Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Index 500 Portfolio (Initial Class)

Fidelity® VIP Investment Grade Bond Portfolio
(Initial Class)

Fidelity® VIP Money Market Portfolio
(Initial Class)

ING American Century Small Cap Value Portfolio
(Initial Class)

ING Baron Small Cap Growth Portfolio
(Initial Class)

The Funds (Continued)

ING JPMorgan Mid Cap Value Portfolio
(Initial Class)

ING MFS Global Growth Portfolio
(Initial Class)

ING MFS Total Return Portfolio (Service Class)

ING PIMCO Total Return Portfolio
(Initial Class)

ING T. Rowe Price Equity Income Portfolio (Service Class)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING Van Kampen Comstock Portfolio
(Initial Class)

ING VP Disciplined LargeCap Portfolio (formerly ING VP Research Enhanced Index Portfolio) (Class I)*

ING VP High Yield Bond Portfolio (Class I)*

ING VP Index Plus LargeCap Portfolio
(Class I)*

ING VP Index Plus MidCap Portfolio
(Class I)*

ING VP Index Plus SmallCap Portfolio
(Class I)*

ING VP International Value Portfolio (Class I)*

ING VP MagnaCap Portfolio (Class I)*

ING VP MidCap Opportunities Portfolio (Class I)**

The Funds (Continued)

ING VP SmallCap Opportunities Portfolio
(Class I)*

ING VP Strategic Allocation Balanced Portfolio
(Class I)*

ING VP Strategic Allocation Growth Portfolio (Class I)*

ING VP Strategic Allocation Income Portfolio (Class I)*

Janus Aspen Growth Portfolio
(Institutional Shares)

Janus Aspen International Growth Portfolio
(Institutional Shares)

Janus Aspen Mid Cap Growth Portfolio
(Institutional Shares)

Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

Neuberger Berman AMT Limited Maturity Bond Portfolio

Neuberger Berman AMT Partners Portfolio

Neuberger Berman AMT Socially Responsive Portfolio

OpCap Equity Portfolio

OpCap Global Equity Portfolio

OpCap Managed Portfolio

OpCap Small Cap Portfolio

*	Effective May __, 2004, Class R shares of this fund have been renamed as Class I shares.
**

Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R and ING VP Growth + Value Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R. Effective May __, 2004, Class R shares of this fund have been renamed as Class I shares.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 11, in Appendix II-Description of Underlying Funds and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

CONTRACT PROSPECTUS - MAY 1, 2004 (continued)

Getting Additional Information. You may obtain the May 1, 2004, Statement of Additional Information (SAI) about the separate account by calling us at 1-877-884-5050. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 42 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

Fixed Interest Options.

  Fixed Account A
  Fixed Account B
  Fixed Account C

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in Appendix I to this prospectus.

Availability of Features. Not all features are available in all states. The contracts are not available for sale in New York.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

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TABLE OF CONTENTS

Contract Overview:	4
Contract Design
Who's Who
The Contract and Your Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Administrative Service Center (sidebar)
Distributor of the Contracts (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase	5
Fee Table	6
Condensed Financial Information	9
Investment Options	9
Transfers Among Investment Options	10
Purchase and Rights	14
Right to Cancel	15
Fees	16
Your Account Value	20
Withdrawals	22
Loans	23
Systematic Withdrawals	23
Death Benefit	24
The Income Phase	25
Taxation	28
Other Topics	38

The Company - Separate Account N - Contract Distribution - Payment of Commissions - Payment Delay or Suspension - Performance Reporting - Reports to Owners - Voting Rights - Contract Modifications - Involuntary Terminations - Legal Proceedings - Trading - Industry Developments

Contents of the Statement of Additional Information	43

Appendix I - The Fixed Accounts
Appendix II - Description of Underlying Funds
Appendix III - Condensed Financial Information
3

Contract Overview

Questions: Contacting the Company. To answer your questions, contact your sales representative, write or call us at our administrative service center or write or call the distributor of the contract, our affiliated Company.

Administrative Service Center:

ING Service Center

P.O. Box 5050

Minot, North Dakota 58702-5050

1-877-884-5050

Our administrative service center has primary responsibility for administering the contracts and the separate account. The administrative services we provide include, but are not limited to, contract issuance, record maintenance, customer service, valuation and reporting.

Distributor of the Contracts:

ING Financial Advisers, LLC

151 Farmington Avenue

Hartford, Connecticut 06156

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon requests that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional detail.
Contract Design

The contracts described in this prospectus are individual deferred variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals and provide for a death benefit and guaranteed income options. The term "contract" in this prospectus refers to individual fixed and variable annuity contracts.

Who's Who

You*: The individual who purchases the contract.

Contract Holder*: The person to whom we issue the contract. Generally, you.

We (the Company): ReliaStar Life Insurance Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

__________________

*Some contracts may be purchased by and issued directly to employers sponsoring certain plans, including 457 and 401 plans. The terms "you" and "contract holder" apply to these employers, who have all rights under the contracts.

The Contract and Your Retirement Plan

The contracts may be issued on a nonqualified basis (nonqualified contracts), or for use with retirement arrangements under Tax Code sections 403(b), 408, 408A or 457 of the Tax Code (qualified contracts). We may also, at our discretion, issue nonqualified contracts for use with retirement arrangements under Tax Code section 401.

Use of an Annuity Contract in a Retirement Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

Contract Facts

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees and taxes may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals."

4

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Withdrawals."

Loans. If allowed by the contract, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See "Loans."

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

Contract Phases
I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

  Fixed Interest Options; or
  Variable Investment Options. (The variable investment options are the subaccounts of Separate Account N. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

Payments to Your Account
Step 1 ¯
ReliaStar Life Insurance Company
(a) ¯	Step 2	(b) ¯
Fixed Interest Options	Separate Account N Variable Investment Options
The Subaccounts
	A	B	Etc.
	¯	Step 3 ¯
	Mutual Fund A	Mutual Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contracts offer three income phase payment options (see "The Income Phase"). In general, you may:

  Receive monthly income phase payments for your life (assuming you are the annuitant); or
  Receive monthly income phase payments for your life, but with payments continuing to your beneficiary for ten years if you die before the end of the selected period; or
  Receive monthly income phase payments for your life and for the life of another person; and
  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

5

Fee Table

In this Section:

  Maximum Contract Owner Transaction Expenses
  Annual Maintenance Fee
  Separate Account Annual Expenses
  Fees Deducted by the Funds
  Hypothetical Examples

Also see the "Fees" section for:

  How, When and Why Fees are Deducted
  Reduction, Waiver and/or Elimination of Certain Fees
  Premium and Other Taxes
  Charge for the Optional Death Benefit Rider

We may have used the following terms in prior prospectuses:

Contingent Deferred Sales Charge-Early Withdrawal Charge

Annual Contract Charge-Annual Maintenance Fee

Contract Year-Account Year

Administrative Charge-Administrative Expense Charge

Reallocation Charge-Transfer Charge

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, or transfer cash value between investment options. State premium taxes may also be deducted. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract.

Maximum Contract Owner Transaction Expenses

Early Withdrawal Charge (as a percentage of amount withdrawn)[1]

Applicable to Texas K-12 TSA contracts 8%

Applicable to contracts other than Texas K-12 TSA contracts 7%

Transfer Charge[2] $25.00

Loan Interest Rate Spread[3] 2.5%

1 The Withdrawal Charge for contracts applies to each Purchase Payment and reduces over time. The maximum early withdrawal charge for Texas K-12 TSA contracts applies to all contracts issued in Texas as Tax Code Section 403(b) annuities on or after June 1, 2002. In certain cases this charge may not apply to a portion or all of your withdrawal. These fees may be waived, reduced or eliminated in certain circumstances. The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. See "Early Withdrawal Charge" in the "Fees" section.

2 The Company does not currently impose a charge for transfers between the subaccounts or to or from the Fixed Accounts. However, it reserves the right to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging program.

3 This is the difference between the rate charged and the rate credited on loans under your contract. See "Loans."

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Maintenance Fee3 $30.00

Maximum Separate Account Annual Expenses

(as a percentage of average account value)

Mortality and Expense Risk Charge 1.25%

Administrative Expense Charge 0.15%

Optional Death Benefit Rider Charge[4] 0.15%

Total Maximum Separate Account Annual Expenses 1.55%

4 The Company currently deducts an annual maintenance fee of $30 from the account value, but reserves the right to waive the charge when the account value exceeds $25,000. We also reserve the right to waive this charge where the annual purchase payments, less any cumulative partial withdrawals, equal or exceed $5,000.

5 The 0.15% fee is only charged to contract owners who choose the optional death benefit rider. This rider is not available for contracts issued in the State of Texas.

6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds' most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses* (expenses that are deducted from fund assets, including management fees and other expenses)	Minimum [___]%	Maximum [___]%

* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be [0.28]% and [1.51]%, respectively. The fund having the minimum expense percentage is subject to a fee waiver or expense reimbursement arrangement which can be discontinued by the fund's manager at any time. The fund having the maximum expense percentage is subject to a fee waiver or expense reimbursement arrangement through April 30, 2006.

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Fees Deducted by the Funds

Using this information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses. The fees and expense information regarding the funds was provided by the funds. Except for the ING Portfolios, neither the funds nor their advisers are affiliated with the Company.

How Fees are Deducted. Fund fees are not deducted from the account value. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2003.

Fund Expense Table(1)
[To Be Updated by Amendment]
Fund Name	Management (Advisory) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
AIM V.I. Dent Demographic Trends Fund (Series I)(2)	0.85%
Alger American Growth Portfolio (Class O Shares)(3)	0.75%
Alger American Leveraged AllCap Portfolio (Class O Shares)(3)	0.85%
Alger American MidCap Growth Portfolio (Class O Shares)(3)	0.80%
Alger American Small Capitalization Portfolio (Class O Shares)(3)	0.85%
Fidelity® VIP Asset Manager: Growth® Portfolio (Initial Class)	0.58%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.58%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.48%
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	0.58%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%
Fidelity® VIP Index 500 Portfolio (Initial Class)(4)	0.24%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.43%
Fidelity® VIP Money Market Portfolio (Initial Class)	0.20%
ING American Century Small Cap Value Portfolio (Initial Class)(5)(6)	1.00%
ING Baron Small Cap Growth Portfolio (Initial Class)(5)(6)	0.85%
ING JPMorgan Mid Cap Value Portfolio (Initial Class)(5)	0.75%
ING MFS Global Growth Portfolio (Initial Class)(5)	0.60%
ING MFS Total Return Portfolio (Initial Class)(7)(8)(9)	0.64%
ING PIMCO Total Return Portfolio (Initial Class)(5)	0.50%
ING T. Rowe Price Equity Income Portfolio (Service Shares)(7)(8)(10)	0.69%
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	0.60%
ING Van Kampen Comstock Portfolio (Initial Class)(5)	0.60%
ING VP Disciplined LargeCap Portfolio (Class I)(12)(13)	0.75%
ING VP High Yield Bond Portfolio (Class I)(12)(13)	0.75%
ING VP Index Plus LargeCap Portfolio (Class I)(11)	0.35%
ING VP Index Plus MidCap Portfolio (Class I)(11)	0.40%
ING VP Index Plus SmallCap Portfolio (Class I)(11)(13)	0.40%
ING VP International Value Portfolio (Class I)(12)(13)	1.00%
ING VP MagnaCap Portfolio (Class I)(12)(13)	0.75%
ING VP MidCap Opportunities Portfolio (Class I)(12)(13)	0.75%
ING VP SmallCap Opportunities Portfolio (Class I)(12)(13)	0.75%
ING VP Strategic Allocation Balanced Portfolio (Class I)(11)(13)	0.60%
ING VP Strategic Allocation Growth Portfolio (Class I)(11)(13)	0.60%
ING VP Strategic Allocation Income Portfolio (Class I)(11)(13)	0.60%
8

Fund Name	Management (Advisory) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)(14)	0.65%
Janus Aspen Growth Portfolio (Institutional Shares)(14)	0.65%
Janus Aspen International Growth Portfolio (Institutional Shares)(14)	0.65%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)(14)	0.65%
Neuberger Berman AMT Limited Maturity Bond Portfolio(15)	0.65%
Neuberger Berman AMT Partners Portfolio(15)	0.82%
Neuberger Berman AMT Socially Responsive Portfolio(16)	0.85%
OpCap Equity Portfolio(17)	0.80%
OpCap Global Equity Portfolio(17)	0.80%
OpCap Managed Portfolio(17)	0.78%
OpCap Small Cap Portfolio(17)	0.80%
Footnotes to the "Fund Expense Table"
[TO BE UPDATED BY AMENDMENT]
9

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds available as listed in the "Total Annual Fund Operating Expenses" column in the fund expense table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$____	$___	$___	$___	$___	$___	$___	$___

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds available as listed in the "Total Annual Fund Operating Expenses" column in the fund expense table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$___	$___	$___	$___	$___	$___	$___	$___
10

Condensed Financial Information

Understanding Condensed Financial Information. In Appendix III of this prospectus we provide condensed financial information about Separate Account N subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contracts.

Investment Options

The contracts offer variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.
  Mutual Fund (fund) Descriptions: We provide brief descriptions of the funds in Appendix II. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our administrative service center at the address and phone number listed in "Contract Overview-Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Fixed Interest Options. For a description of the fixed interest options, see Appendix I.

Selecting Investment Options

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. Some subaccounts or fixed interest options may not be available in all contracts or in some states. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your account. Each subaccount and each fixed account selected counts towards this 18 investment option limit.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

Additional Risks of Investing in the Funds (Mixed and Shared Funding).

The funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds" and are used for "mixed" and "shared" funding. "Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies. "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed-bought for annuities and life insurance.
  Shared-bought by more than one company.

11

It is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Separate Account N from participation in the funds which are involved in the conflict.

Transfers Among Investment Options

During the accumulation phase you may transfer amounts among the available subaccounts, and from the subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more subaccounts only, and requires participation in the dollar cost averaging program. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed Account B, or the subaccounts to Fixed Account C are not allowed.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers.

Transfer Requests. Requests may be made in writing, by telephone and under the dollar cost averaging and automatic reallocations programs.

Limits on Frequent or Disruptive Transfers. The contracts are not designed to serve as vehicles for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

  exceed our then-current monitoring standard for frequent trading;
  is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or
  if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract holders,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on the needs of the underlying fund(s) and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

Currently there are no waivers to the above policy.

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Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our administrative service center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. Telephone transactions may be available when you complete a telephone reallocation form and a personal identification number (PIN) has been assigned. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a "telephone reallocation" form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or internet transactions. We are not liable for losses resulting from telephone or internet instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently, under this program you may elect one of the following transfer options:

  You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts or from Fixed Account A or Fixed Account C to any of the other subaccounts or to Fixed Account A or Fixed Account B. However, transfers from Fixed Account C to Fixed Account A or Fixed Account B are not allowed.
  Transfers of this type from Fixed Account B or to Fixed Account C are not allowed. Transfers of this type from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers of this type from Fixed Account C may be made on a monthly basis only.
  You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the subaccounts.

  Only automatic transfers of 100% of interest earned are allowed, and transfers of this type to Fixed Account A or Fixed Account C are not allowed. We will only transfer interest that is earned after you have elected this option. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis.
  To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue transfers of this type when the Fixed Account B account value becomes less than $5,000.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. To obtain an application form or additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview-Questions: Contacting the Company."

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

The Automatic Reallocation Program (Account Rebalancing). Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value on each quarterly anniversary of the date we established your account (or any other date as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.

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There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You are eligible to participate in this program if your account value is at least $10,000. To apply, you must complete an application you may obtain by writing to us at the address listed in "Contract Overview-Questions: Contacting the Company." You must choose the applicable subaccounts and the percentage of account value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by written request to us at the address listed in "Contract Overview -- Questions: Contacting the Company." Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of account value.

We reserve the right to discontinue, modify or suspend the account rebalancing program and to charge a processing fee not to exceed $25 for each reallocation between the subaccounts or to or from the unloaned account value of Fixed Account A. The account value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see Appendix I, The Fixed Accounts.
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Purchase and Rights

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral

Valuation Date: A day that the New York Stock Exchange is open for trading.

already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

How to Purchase.

The contract holder may purchase a contract from us by completing an application and making an initial purchase payment. Upon our approval we will issue a contract and set up an account for the contract holder under the contract.

For nonqualified contracts, the following purchase payment methods are allowed: One lump sum; Periodic payments; or Transfer under Tax Code section 1035.
For qualified contracts, the following purchase payment methods are allowed: One lump sum; Rollover or transfer payments, as permitted by the Tax Code.

The minimum amount we will accept as a lump-sum purchase payment is $5,000 and periodic purchase payments may not be less than $50. The minimum payment to Fixed Account C is $5,000. We reserve the right to reject any purchase payment to an existing account if the purchase payment, together with the account value at the next valuation date, exceeds $1,000,000. Any purchase payment not accepted by the Company will be refunded.

Any reduction of the minimum initial or subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, we will notify you of the reasons and the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. However, for contracts issued in states that require a refund of all purchase payments made, we will credit the initial purchase payment to the Fidelity VIP Money Market subaccount during the right to cancel period, plus five calendar days. See "Right to Cancel." Allocations must be in whole percentages and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

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Factors to Consider in the Purchase Decision. The decision to purchase or participate in a contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

  Long-Term Investment - These contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 591/2.
  Investment Risk - The value of investment options available under the contracts may fluctuate with the markets and interest rates. You should not participate in a contract in order to invest in these options if you cannot risk getting back less money than you put in.
  Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4. Exchanges - If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Right to Cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our administrative service center or to your sales representative along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of contributions is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires, we will refund all purchase payments made.

For contracts issued in states that require a refund of all purchase payments made, we will credit the initial purchase payment to the Fidelity VIP Money Market subaccount during the right to cancel period, plus five calendar days. If you cancel your contract within ten days of receipt, we will refund all purchase payments made or the account value, whichever is greater. If you choose to keep the contract, the purchase payments will be then allocated among the investment options you selected.

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Fees

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Types of Fees

There are five types of fees or deductions that may affect your account.

TRANSACTION FEES

  Early Withdrawal Charge
  Annual Maintenance Fee
  Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

  Mortality and Expense Risk Charges
  Administrative Expense Charge
  Charge for the Optional Death Benefit Rider

FEES DEDUCTED BY THE FUNDS

  Investment Advisory Fees
  Other Expenses

Years from Receipt of Purchase Payment	Early Withdrawal Charge (as Percentage of Purchase Payments)[1]
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more	7% 7% 6% 5% 4% 2% 0%

[1]For qualified contracts, the early withdrawal charge will be 0% after the twelfth account year. For contracts issued in Utah after May 6, 2003, the withdrawal charge will be 0% after the tenth account year.

Early Withdrawal Charge Applicable to Texas K-12 TSA Contracts

Years from Receipt of Purchase Payment	Early Withdrawal Charge (as Percentage of Purchase Payments)[2]
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more	8% 7% 6% 5% 4% 2% 0%
[2]Ten years from the original issue date the withdrawal charge will go to zero regardless of the table above.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, and the administrative charge, to make up the difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 5% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

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Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is the greater of:

  Earnings; or
  10% of purchase payments subject to the early withdrawal charge, as of the last account anniversary.

You may take four free withdrawals each account year. If the first withdrawal in an account year exceeds the free withdrawal amount, the excess is subject to an early withdrawal charge. If the first withdrawal in an account year equals the free withdrawal amount, any other withdrawals made during that account year may be subject to an early withdrawal charge.

If the first withdrawal in an account year is less than the free withdrawal amount, any unused percentage of the free withdrawal amount may be applied against three additional withdrawals during the account year.

The unused percentage of the free withdrawal amount is computed by us on the date of any withdrawal request made during an account year based on:

[Greater of A or B] - C

Where:

A = Earnings

B = 10% of purchase payments subject to early withdrawal charges as of the beginning of the account year; and

C = Any prior withdrawals made during the same account year period.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the owner or annuitant's death during the accumulation phase or, in the case of a nonqualified contract, the annuitant's death during the accumulation phase; or
  Paid upon termination of your account by us (see "Other Topics - Involuntary Terminations").

Partial Withdrawal Processing Fee. We reserve the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the contracts, the separate account and the subaccounts.

Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example we may waive the charge if the account value exceeds $25,000 on the date this fee is to be deducted. We will also waive this charge where the annual purchase payments, less any withdrawals, equal or exceed $5,000. However, we reserve the right to reinstate the fee on contracts qualifying for the waiver.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

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FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charges

Maximum Amount. The amount of these charges, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the subaccounts.

Mortality Risk Charge	0.85%
Expense Risk Charge	0.40%
Total Mortality and Expense Risk Charges	1.25%

When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

Purpose. These charges compensate us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for these charges is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from these charges.

Administrative Expense Charge

Maximum Amount. The amount of this charge, on an annual basis, is equal to 0.15% of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and the subaccounts. There is not necessarily a relationship between the amount of the charge imposed on any given contract and the amount of expenses that may be attributable to that contract.

Optional Death Benefit Rider Charge

If you purchased a contract rider that entitles you to change the death benefit from your account value on the sixth account anniversary to your account value on the account anniversary immediately preceding your death, we will charge a fee equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts. This fee will be charged monthly. This rider is not available for contracts issued in the State of Texas.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is offered;
  The type and frequency of administrative and sales services provided;
  The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or
  Any other circumstances which reduce distribution or administrative expenses.

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The exact amount of contract charges applicable to a particular contract will be stated in that contract. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances.

We currently provide a reduced early withdrawal charge for purchasers of contracts issued as tax sheltered annuities for Tax Code section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its contracts.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FEES DEDUCTED BY THE FUNDS

Maximum Amount. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table-Fees Deducted by the Funds" and described in more detail in each fund prospectus. The Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2003, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

When/How. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

Purpose. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received, or from the account value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

Your Account Value

During the accumulation phase your account value at any given time equals:

  The current dollar value of amounts invested in the subaccounts; plus
  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charges and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

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Valuation. We determine the AUV every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount's units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charges, the administrative expense charge, and any other fees deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

$5,000 Purchase Payment
Step 1: You make an initial purchase payment of $5,000.	Step 1 ¯
ReliaStar Life Insurance Company
Step 2:	Step 2 ¯
  You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
  You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).
Separate Account N
	Subaccount A 300 accumulation units	Subaccount B 100 accumulation units	Etc.
	¯	Step 3 ¯
Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).	Mutual Fund A	Mutual Fund B

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

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Withdrawals

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

  Early Withdrawal Charge
  Annual Maintenance Fee (see "Fees-Annual Maintenance Fee")
  Processing Fee
  Tax Penalty (see "Taxation")
  Tax Withholding (see "Taxation")

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview-Questions: Contacting the Company."

Withdrawal Value: Your account value less any outstanding loan balance.

Subject to any applicable retirement plan or Tax Code restrictions (see "Withdrawal Restrictions" below), you may withdraw all or a portion of your withdrawal value at any time during the accumulation phase. No withdrawals are permitted from Fixed Account C.

Steps for Making A Withdrawal

  Select the withdrawal amount.
  Full and Partial Withdrawals: You may request withdrawal of either:
  A gross amount, in which case the applicable early withdrawal charge and taxes will be deducted from the gross amount requested; or
  A specific amount after deduction of the applicable early withdrawal charge and taxes.
  Partial Withdrawal: Requests for partial withdrawals are subject to the following conditions:
  The minimum amount of any partial withdrawal must be $1,000;
  The account value may not fall below the greater of $1,000 or any outstanding loan balance divided by 85%;
  We may charge a processing fee of $25 or, if less, 2% of the amount partially surrendered; and
  Unless otherwise agreed to by us, we will withdraw dollars the same proportion as the values you hold in the investment options in which you have an account value.
  You must properly complete a disbursement form and deliver it to our administrative service Center

Withdrawal Restrictions.

Some plans may have other limits on withdrawals, other than or in addition to those listed below.

  Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 591/2, severance from employment, or financial hardship of the following:

(1) Salary reduction contributions made after December 31, 1988; and

(2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.
  Participants in the Texas Optional Retirement Program. You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.
  401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 591/2, severance from employment, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

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Calculation of Your Withdrawal. We determine your account value every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation date after we receive a request for withdrawal in good order at our administrative service center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

Loans

Loans Available from Certain Qualified Contracts.

If allowed by the contracts, and the Qualified Plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant's attainment of age 701/2. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code or due to our administrative practices.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative Office. Read the terms of the loan agreement before submitting any request.

Charges. Loans are subject to any applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. Currently, the difference between the rate charged and the rate credited on loans under your contract is 2.5% (i.e., a 2.5% loan interest rate spread).

Systematic Withdrawals

A systematic withdrawal is a series of automatic partial withdrawals from your account based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the account value on a monthly, quarterly, semiannual or annual basis. The amount of each systematic withdrawal must be at least $100.

Systematic Withdrawal Availability. We reserve the right to modify or discontinue offering systematic withdrawals. However, any such modification or discontinuation will not affect any systematic withdrawals already in effect. We may add additional systematical withdrawal options from time to time.

Requesting a Systematic Withdrawal. To request systematic withdrawals and to assess terms and conditions that may apply, contact your sales representative at the number listed in "Contract Overview-Questions: Contacting the Company."

Features of a Systematic Withdrawal

A systematic withdrawal allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to our administrative service center.

Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2% of each systematic withdrawal payment or $25.

Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 591/2 may also be subject to a 10% federal tax penalty. If you are concerned about tax implications, consult a qualified tax adviser.

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Death Benefit

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

Terms to Understand

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

Claim Date: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our administrative service center. Please contact our administrative service center to learn what information is required for a request for payment of the death benefit to be in good order. Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Contingent Beneficiary: The person(s) or entity(ies) designated to receive death benefit proceeds under the contract if no beneficiary is alive when the death benefit is due.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or annuitant dies.

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries and/or contingent beneficiaries. Unless you have instructed us otherwise, if more than one beneficiary has been named, the payment will be paid in equal shares. If you die and no beneficiary or contingent beneficiary exists, or if the beneficiary or contingent beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application and may change the designated beneficiary at any time before income phase payments begin by sending us a written request. Upon our receipt of your written request in good order (see "Contract Overview-Questions: Contacting the Company"), we will process the change effective the date it was signed. Any change in beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any beneficiary change.

Death Benefit Amount

If you (for contracts owned by a natural person), or the annuitant (for contracts owned by a non-natural person) die prior to the income phase, the person you have chosen to be your beneficiary will receive a death benefit. The death benefit will be the greatest of three amounts: (1) the account value less any outstanding loan balance; (2) the sum of all purchase payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan, loans and fees and expenses); or (3) the account value on the sixth account anniversary immediately preceding your death (i.e., the account value on the latest of the 6th, 12th, 18th, etc. account anniversary), adjusted for purchase payments made and for amounts deducted (including withdrawals, payments made under an income phase payment plan, loans and fees and expenses) since that anniversary. If you or the annuitant, as described above, die after age 80, your beneficiary will receive the greater of (1) or (2) above.

For an additional premium, you can purchase a rider that enables you to change the sixth account anniversary immediately preceding your death, in option (2) above, to the anniversary immediately preceding your death. The charge for this rider is equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts, charged on a monthly basis.

For contracts owned by a natural person, if the annuitant dies and is not the same as the contract owner, the contract owner will automatically be named as the new annuitant and no death benefit will be payable.

Payment of the Death Benefit Before Income Phase Payments Begin:

The beneficiary may choose one of the following three methods of payment:

(1) Receive a lump-sum payment equal to all or a portion of the account value; or

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(2) Apply some or all of the account value to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary's life expectancy or any period certain greater than the beneficiary's life expectancy); or

(3) Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code's distribution rules (see "Taxation-Minimum Distribution Requirements"). In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder's or annuitant's death or the entire account value must be distributed within five years of the contract holder's or annuitant's date of death. An exception to this provision applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract.

Requests for payment of the death benefit in a lump-sum will be paid within seven days following the next valuation after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See "Taxation."

The Income Phase

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. To start receiving income phase payments, you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section); and
  Choice of fixed, variable or a combination of both fixed and variable payments.
We may have used the following term in prior prospectuses: Annuity Provisions-Income Phase Annuity Payout Selection-Income Phase Payment Option Annuity Payout-Income Phase Payment

Your account will continue in the accumulation phase until you properly initiate income phase payments. If you have not selected an income phase payment option before the payment start date, we will apply the fixed account values to provide fixed annuity payments and the subaccount values to provide variable annuity payments, both in the form of a Life Income with Payments Guaranteed for 10 years (120 months) to be automatically effective. You may change the income phase payment option by notifying us in writing before the payment start date.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

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Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the Statement of Additional Information. See "Contract Overview-Questions: Contacting the Company."

Assumed Net Investment Rate. If you elect variable payments, the assumed net investment rate is 3%. If the investment performance of the subaccounts you selected exceeds 3%, your income phase payments will increase. Conversely, if the investment performance of the subaccounts you selected is less than 3%, your income phase payments will decrease.

Minimum Payment Amounts. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, you will receive one lump-sum payment and the contract will be cancelled.

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month. The earliest start date is the first business day of the first month after issue. If the start date you selected does not occur on a valuation date at least 60 days after issue, we reserve the right to adjust the start date to the first valuation date after the start date you selected that is at least 60 days after issue. If you do not select a start date, the start date will be the annuitant's 85th birthday. The latest start date is the annuitant's 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:

  The life of the annuitant;
  The joint lives of the annuitant and beneficiary;
  A guaranteed period greater than the annuitant's life expectancy; or
  A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See "Taxation" for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts.

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our administrative service center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

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Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

Income Phase Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

Death Benefit-None: All payments end upon the annuitant's death.

Life Income with Payments Guaranteed for 10 Years

Length of Payments: For as long as the annuitant lives, with payments guaranteed for 10 years (120 months).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.

Death Benefit - None: All payments end upon the death of both annuitants.

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Taxation

In this Section

INTRODUCTION

CONTRACT TYPE

WITHDRAWALS AND OTHER

DISTRIBUTIONS

  Taxation of Distributions
  10% Penalty Tax
  Withholding for Federal Income Tax Liability

MINIMUM DISTRIBUTION

REQUIREMENTS

  Minimum Distribution of Death Benefit Proceeds (except Nonqualified

Contracts)
  Minimum Distribution of Death Benefit Proceeds

(Nonqualified Contracts)

RULES SPECIFIC TO CERTAIN PLANS

  401(a), 401(k) and 403(b) Plans
  408(b) and 408A IRAs
  457(b) Plans

TAXATION OF

NONQUALIFIED CONTRACTS

TAXATION OF THE COMPANY

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or any transaction involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Taxation of Gains Prior to Distribution. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

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CONTRACT TYPE

The contract is designed for use on a non-tax qualified basis as a nonqualified contract or with certain retirement arrangements that qualify under Tax Code sections 403(b), 408(b), 408A or 457(b). The contracts may also, at our sole discretion, be issued as nonqualified contracts in connection with retirement arrangements under Tax Code sections 401(a) and 401(k).

Tax Rules. The tax rules vary according to whether the contract is a nonqualified contract or used with a qualified retirement arrangement. If used with a qualified retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, sales representative or the Company to learn which Tax Code section applies to your arrangement.

The Contract. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If a contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Taxation of Distributions

Nonqualified Contracts. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the account value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.

For income phase payments a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed income phase payments in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(c). The entire payment will be taxable once the recipient has recovered the investment in the contract.

For variable income phase payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire income phase payment will be taxable once the recipient has recovered the investment in the contract.

All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. All distributions from these plans are taxed as received unless either of the following is true:

  The distribution is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code; or
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code.

Tax-exempt 457(b) Plans. All amounts received under a 457(b) plan of a non-governmental tax exempt employer are includible in taxable income when paid or otherwise made available to you or your designated beneficiary.

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408(b) IRAs. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another traditional IRA or to a plan eligible to receive rollovers; or
  You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

408A Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and
  Made after you attain age 591/2, die, become disabled as defined in the Tax Code or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax

Under certain circumstances the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 401(a), 401(k), 403(b), 408(b) or 408A arrangement.

Nonqualified Contracts. The 10% penalty tax applies to the taxable portion of a distribution from a nonqualified annuity unless certain exceptions apply, including one or more of the following:
  You have attained age 591/2;
  You have become disabled as defined in the Tax Code;
  You have died;
  The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  The distribution is allocable to investment in the contract before August 14, 1982.

401(a), 401(k), or 403(b) Plans. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), or 403(b) plan, unless certain exceptions, including one or more of the following, have occurred:
  You have attained age 591/2;
  You have become disabled, as defined in the Tax Code;
  You have died;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives of joint life expectancies of you and your designated beneficiary; or
  The distribution is made due to an IRS levy upon your account.

408(b) and 408A IRAs. In general, except for (d) above, the exceptions for 401(a), 401(k), and 403(b) plans also apply to distributions from an IRA, including a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals or used for a qualified first-time home purchase or for higher education expenses.

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Withholding for Federal Income Tax Liability

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Nonqualified Contracts. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

401(a), 401(k), 403(b) or Governmental 457(b) Plans. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

408(b) and 408A IRAs. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

Tax Exempt 457(b) Plans. All distributions from a 457(b) plan of a non-governmental tax exempt employer, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

Non-resident Aliens. If you or your designated beneficiary are non-resident aliens, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to either nonqualified contracts or Roth IRA contracts, except with regard to death benefits. These rules may dictate one or more of the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; or
  Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 701/2 or retire, whichever occurs later, unless:

  You are a 5% owner or the contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 701/2; or
  Under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Time Period. We must pay out distributions from the contract over one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds (401(a), 401(k),403(b) and 457 Plans and 408(b) and 408A IRAs)

The following applies to 401(a), 401(k), 403(b), 457 plans, and 408(b) and 408(A) IRAs. Different distribution requirements apply if your death occurs:

  After you begin receiving minimum distributions under the contract; or
  Before you begin receiving such distributions.

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If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made over either of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 701/2.

Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 701/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

Minimum Distribution of Death Benefit Proceeds (Nonqualified Contracts)

Death of the Contract Holder. The following requirements apply to nonqualified contracts at your death. Different distribution requirements apply if your death occurs:

  After you begin receiving income phase payments under the contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed by August 31, 2009. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Spousal Beneficiaries. If the designated beneficiary is your spouse, the account may be continued with the surviving spouse as the new contract holder.

Death of Annuitant. If the contract holder is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract holder. If the contract holder is a natural person but not the annuitant and the annuitant dies, the designated beneficiary must elect an income phase payment option within 60 days of the date of death, or any gain under the contract will be includible in the designated beneficiary's income in the year the annuitant dies.

RULES SPECIFIC TO CERTAIN PLANS

401(a), 401(k), and 403(b) Plans

Tax Code sections 401(a), 401(k), and 403(b) permit certain employers to establish various types of retirement plans for employees and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

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Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

Exclusions from Gross Income. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $13,000 in 2004. This limit is scheduled to increase as follows:

  $14,000 in 2005;
  $15,000 in 2006 and thereafter.

After 2006 contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Catch-up Contributions. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

  The amount provided for in Tax Code Section 414(v)(2)(B) as follows:
    $3,000 in 2004;
    $4,000 in 2005;
    $5,000 in 2006 and thereafter; or

(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

Restrictions on Distributions. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 591/2, disability, severance from employment, financial hardship and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 591/2, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

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457(b) Plans

General. Under 457(b) plans maintained by non-governmental, tax-exempt employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer's general creditors, until paid or made available to you or your designated beneficiary. In addition, participation in a 457(b) plan maintained by a non-governmental, tax-exempt employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations).

Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

Contributions to a 457(b) Plan Excluded from Gross Income. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, not including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans, or any other amounts not includible in the participant's gross income as wages from the employer.

The annual dollar amount limits are as follows:

$13,000 in 2004; $14,000 in 2005; $15,000 in 2006. After 2006, the annual dollar limits will be subject to indexing.

Catch-up Contributions. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
  The amount provided for in Tax Code Section 414(v)(2)(B):
    $3,000 in 2004;
    $4,000 in 2005;
    $5,000 in 2005 and thereafter; or

(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

Distributions. All distributions from a 457 plan of a non-governmental, tax-exempt employer are taxed when paid or made available to you, and are subject to mandatory federal income tax withholding as wages, except death benefits. No withholding is required on payments to beneficiaries.

All distributions from a governmental 457(b) plan are taxed when paid, unless the distribution is rolled over to another eligible plan or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

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Tax Penalty. Amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k),or 403(b) plan will be subject to a 10% penalty tax on the taxable portion of any such distribution, unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 591/2;
  You have become disabled, as defined in the Tax Code;
  You have died;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor, the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives of joint life expectancies of you and your designated beneficiary, or
  The distribution is made due to an IRS levy upon your account.

Currently, the contracts do not allow rollovers from 401(a), 401(k), or 403(b) plans, or an IRA, into a contract used with a 457(b) plan.

408(b) and 408A IRAs

Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

Assignment or Transfer of Contracts. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to roll over or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

Sales of a contract for use with a traditional or Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Rollovers and Transfers. Rollovers and direct transfers are permitted from a 401, 403(b) or governmental 457(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.

Distributions. All distributions from a traditional IRA are taxed as received, unless:

  The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

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TAXATION OF NONQUALIFIED CONTRACTS

In General. Tax Code section 72 governs taxation of annuities in general. Under a nonqualified contract if you are a natural person you generally are not taxed on increases in the account value until distribution occurs by withdrawing all or part of such account value. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the surrender value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

Transfers, Assignments or Exchanges of a Nonqualified Contract. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other designated beneficiary who is not also the contract holder, the selection of certain annuity dates or the exchange of a contract may result in certain tax consequences. The assignment, pledge or agreement to assign or pledge any portion of the account value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Separate Account N is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company" but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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Other Topics

The Company

We issue the contracts described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. We are an indirect wholly-owned subsidiary of ING Groep N.V.(ING). ING is a global financial institution active in the fields of insurance, banking and asset management.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York.

Our Home Office: 20 Washington Avenue South Minneapolis, Minnesota 55401	Our Administrative Service Center: ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050

Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (Northern), a wholly-owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company assumed responsibilities for Northern's obligations under the contracts.

We are a charter member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Separate Account N

We established Separate Account N on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 40 Act). It also meets the definition of "separate account" under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

We may, if it is in the best interest of our contract holders:

  Manage the separate account as a management investment company under the 1940 Act;
  Deregister the separate account under the 1940 Act, if registration is no longer required;
  Combine the separate accounts of the Company; or
  Reallocate assets of the separate account to another separate account.

Performance Reporting
We may advertise different types of historical performance for the subaccounts including:
standardized average annual total returns; and non-standardized average annual total returns.
We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.
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Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.
  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Contract Distribution

Effective January 1, 2004, our affiliate, ING Financial Advisers, LLC, began serving as the principal underwriter for the contract. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of the Company.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers which have entered into selling arrangements with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contract as "distributors." All registered representatives selling the contract must be licensed as insurance agents for the Company.

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Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.

Banc West Investment Services, Inc.

Baring Investment Services, Inc.

Compulife Investor Services, Inc.

Directed Services, Inc.

Financial Network Investment Corporation

Granite Investment Services, Inc.

Guaranty Brokerage Services, Inc.

IFG Network Securities, Inc.

ING America Equities, Inc.

ING Barings Corp.

ING Direct Funds Limited

ING DIRECT Securities, Inc.

ING Financial Partners, Inc.

ING Funds Distributor, Inc.

ING Furman Selz Financial Services, LLC

ING TT&S (U.S.) Securities, Inc.

Multi-Financial Securities Corporation

PrimeVest Financial Services, Inc.

Systematized Benefits Administrators, Inc.

United Variable Services, Inc.

VESTAX Securities Corporation

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

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Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Addition, Deletion or Substitution of Fund Shares

The Company, in its sole discretion, reserves the following rights:

  The Company may add to, delete from or substitute shares that may be purchased for or held in the separate account. The Company may establish additional subaccounts, each of which would invest in shares of a new portfolio of a fund or in shares of another investment company having a specified investment objective. Any new subaccounts may be made available to existing contract owners on a basis to be determined by the Company.
  The Company may, in its sole discretion, eliminate one or more subaccounts, or close subaccounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.
  If the shares of a fund are no longer available for investment or if in the Company's judgment further investment in a fund should become inappropriate in view of the purposes of the separate account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.
  The Company may restrict or eliminate any voting privileges of contract owners or other persons who have voting privileges as to the separate account.
  The Company may make any changes required by the 1940 Act.
  In the event any of the foregoing changes or substitutions are made, the Company may endorse the contracts to reflect the change or substitution.

The Company's reservation of rights is expressly subject to the following when required:

  Applicable Federal and state laws and regulations.
  Notice to contract owners.
  Approval of the SEC and/or state insurance authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation day when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or
  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

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Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract owner, or the exchange of a contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Involuntary Terminations

We reserve the right to terminate a contract if:

  The entire account value is withdrawn on or before income phase payments begin; or
  The outstanding loan balance equals or exceeds the account value.

Reports to Owners

At least once in each account year we will mail you, at the last known address of record, a statement of your account value. Written confirmation of every financial transaction made under the contract will be made immediately; however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in "Contract Overview-Questions: Contacting the Company" if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

Trading-Industry Developments

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

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Contents of the Statement of Additional Information

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	3
Income Phase Payments	4
Sales Material and Advertising	4
Independent Auditors	5
Financial Statements	5
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	F-1

You may request an SAI by calling our administrative service center at the number listed in "Contract Overview-Questions: Contacting the Company" or by returning this request to our administrative service center at the address listed in "Contract Overview-Questions: Contacting the Company."

Your name

Address

City ______________________________________________ State _________________ Zip

Please send me a copy of the Separate Account N Advantage CenturySM Statement of Additional Information.

No person is authorized to give any information or to make any representations other than those contained in this Prospectus or accompanying Fund prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

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Appendix I The Fixed Accounts

General Disclosure.
Fixed Account A, Fixed Account B and Fixed Account C (collectively, the fixed accounts) are investment options available during the accumulation phase.
Amounts allocated to the fixed accounts are held in the Company's general account which supports insurance and annuity obligations.
All or a portion of your purchase payments may be allocated to the fixed accounts.
Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
The fixed accounts have not been registered as investment companies under the Investment Company Act of 1940.
  Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
Additional information about the fixed accounts may be found in the contracts.

Interest Rates.
    The fixed accounts have an interest rate that is set periodically by the Company. The minimum rate is the guaranteed rate. We may credit interest in excess of the guaranteed rate. Amounts applied to the fixed accounts are guaranteed to earn the interest rate in effect at the time money is applied until the end of the calendar year in which it is received and subsequent interest rates for that amount are credited with excess interest at the rates then in effect for the then current calendar year. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

    There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on a number of factors, including investment income earned on invested assets, taxes, persistency and other experience factors. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

    The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various contract holders, contract owners and stockholders.

  Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the subaccounts or to Fixed Account B any time during the accumulation phase. During the income phase transfers into or between the fixed accounts are not allowed.

Transfers of amounts in Fixed Account B to the subaccounts or to Fixed Account A are subject to the following conditions:
Transfers may only be made within a 30-day period before and after an account anniversary and only one transfer may be made during such period (reallocation period).
Your request for transfer must be received by us no more than 30 days before the start of a reallocation period and no later than 10 days before the end of a reallocation period.
  Transfer amounts may not exceed the greater of 25% of the Fixed Account B account value or $1,000 (if the balance in Fixed Account B after such transfer is would be less than $1,000, the entire account value may be transferred).

Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire account value must be transferred).
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Transfers of amounts in Fixed Account C are subject to the following conditions:
    Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month (reallocation date). You may instruct us on which day you want the transfer to occur.

  If additional purchase payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period.

You may change the subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time.
If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be transferred to Fixed Account A.

  After the start of the income phase, reserves supporting fixed income phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-discriminatory basis.

  Dollar Cost Averaging. Amounts you invest in the fixed accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted. Transfers from Fixed Account B (other than 100% of interest earned) or to Fixed Account C are not allowed. Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed Account B may be automatically transferred into the other investment options.(See "Transfers Amount Investment Options-The Dollar Cost Averaging Program.")

    Only automatic transfers of 100% of interest earned in Fixed Account B are allowed, and transfers of this type to Fixed Account A or Fixed Account C are not allowed. We will only transfer interest that is earned after you have elected this option. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis.

  To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue transfers of this type when the Fixed Account B account value becomes less than $5,000.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.
Loans. Loans are not allowed from Fixed Account C. (See "Loans.")

  Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the fixed accounts will be reduced by any early withdrawal charge and annual maintenance fee (see "Fee Table" and "Fees").

  Guarantee. We guarantee that the fixed account value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts, less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

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Appendix II Description of Underlying Funds

  [TO BE UPDATED BY AMENDMENT]

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Appendix III Condensed Financial Information

  [TO BE UPDATED BY AMENDMENT]

CONDENSED FINANCIAL INFORMATION

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

  The condensed financial information presented below for each of the periods in the eight year period ended December 31, 2002 (as applicable), is derived from the financial statements of the separate account, which have been audited by the Company's independent auditors. The financial statements and independent auditors' report thereon for the year ended December 31, 2002 are included in the Statement of Additional Information.

	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31
	2002	2001	2000	1999	1998	1997	1996	1995
AIM V.I. Dent Demographic Trends Fund (From May 1, 2000) Beginning of period	$5.2405	$7.8063	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$3.50	$5.2405	$7.8063	N/A	N/A	N/A	N/A	N/A
Units outstanding at end of period	893,894	1,286,292	1,085,862	N/A	N/A	N/A	N/A	N/A
Alger American Growth Portfolio (From October 20, 1995) Beginning of period	$19.5162	$22.4452	$26.7070	$20.2501	$13.8684	$11.1842	$10.0072	$10.0000
End of period	$12.90	$19.5162	$22.4452	$26.7070	$20.2501	$13.8684	$11.1842	$10.0072
Units outstanding at end of period	3,120,580	3,504,224	3,335,529	2,319,442	958,685	402,925	162,852	7,531
Alger American Leveraged AllCap Portfolio (From October 20, 1995) Beginning of period	$22.4700	$27.1069	$36.5684	$20.8260	$13.3809	$11.3381	$10.2636	$10.0000
End of period	$14.64	$22.4700	$27.1069	$36.5684	$20.8260	$13.3809	$11.3381	$10.2636
Units outstanding at end of period	1,824,655	2,084,235	2,021,923	1,165,393	491,436	260,380	130,393	3,864
Alger American MidCap Growth Portfolio (From October 20, 1995) Beginning of period	$20.5220	$22.2660	$20.6802	$15.9059	$12.3791	$10.9156	$9.8937	$10.0000
End of period	$14.26	$20.5220	$22.2660	$20.6802	$15.9059	$12.3791	$10.9156	$9.8937
Units outstanding at end of period	1,596,873	1,366,163	1,117,532	696,730	590,794	405,580	227,029	2,208
Alger American Small Capitalization Portfolio (From October 20, 1995) Beginning of period	$8.9123	$12.8235	$17.8621	$12.6301	$11.0864	$10.0929	$9.8255	$10.0000
End of period	$6.48	$8.9123	$12.8235	$17.8621	$12.6301	$11.0864	$10.0929	$9.8255
Units outstanding at end of period	1,462,961	1,442,330	1,194,579	885,257	751,967	527,947	261,902	9,498
Fidelity® VIP Asset Manager: Growth® Portfolio (From October 20, 1995) Beginning of period	$15.7524	$17.2510	$19.9859	$17.5847	$15.1675	$12.2902	$10.3997	$10.0000
End of period	$14.09	$15.7524	$17.2510	$19.9860	$17.5847	$15.1675	$12.2982	$10.3997
Units outstanding at end of Period	193,400	1,101,469	1,090,279	914,250	652,013	293,160	58,201	6,432
Fidelity® VIP Contrafund® Portfolio (From October 20, 1995) Beginning of period	$18.8595	$21.7958	$23.6700	$19.3181	$15.0718	$12.3119	$10.2935	$10.0000
End of period	$16.86	$18.8595	$21.7958	$23.6700	$19.3181	$15.0718	$12.3119	$10.2935
Units outstanding at end of Period	3,239,790	3,526,209	3,586,664	3,267,496	2,090,469	1,124,760	314,103	7,417
Fidelity® VIP Equity-Income Portfolio (From October 20, 1995) Beginning of period	$17.6426	$18.8258	$17.6078	$16.7931	$15.2559	$12.0764	$10.7172	$10.0000
End of period	$14.45	$17.6426	$18.8258	$17.6078	$16.7931	$15.2559	$12.0764	$10.7172
Units outstanding at end of period	2,751,230	2,446,660	2,062,886	2,145,169	1,850,470	1,040,329	370,036	3,922
46

	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31
	2002	2001	2000	1999	1998	1997	1996	1995
Fidelity® VIP Growth Opportunities Portfolio (From January 1, 1999) Beginning of period	$6.9310	$8.2139	$10.0435	N/A	N/A	N/A	N/A	N/A
End of period	$5.34	$6.9310	$8.2139	$10.0435	N/A	N/A	N/A	N/A
Units outstanding at end of period	289,422	342,720	346,435	337,766	N/A	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio (From October 20, 1995) Beginning of period	$17.9767	$22.1395	$25.2203	$18.6089	$13.5286	$11.1104	$9.0237	$10.0000
End of period	$12.39	$17.9767	$22.1395	$25.2203	$18.6089	$13.5286	$11.1104	$9.8237
Units outstanding at end of period	3,334,640	3,333,948	2,962,362	2,139,958	1,117,355	624,734	210,258	5,112
Fidelity® VIP Index 500 Portfolio (From October 20, 1995) Beginning of period	$19.5549	$22.5627	$25.2271	$21.2285	$16.7757	$12.8201	$10.5862	$10.0000
End of period	$14.99	$19.5549	$22.5627	$25.2271	$21.2285	$16.7757	$12.8201	$10.5862
Units outstanding at end of period	6,274,396	6,125,723	5,629,481	4,831,869	3,336,587	1,310,992	231,904	702
Fidelity® VIP Investment Grade Bond Portfolio (From April 30, 1999) Beginning of period	$11.4878	$10.7415	$9.7937	N/A	N/A	N/A	N/A	N/A
End of period	$12.50	$11.4878	$10.7415	$9.7937	N/A	N/A	N/A	N/A
Units outstanding at end of period	2,004,503	1,202,541	489,844	222,858	N/A	N/A	N/A	N/A
Fidelity® VIP Money Market Portfolio (From October 20, 1995) Beginning of period	$12.6567	$12.3196	$11.7504	$11.3294	$10.8926	$10.4712	$10.0743	$10.0000
End of period	$12.69	$12.6567	$12.3196	$11.7504	$11.3294	$10.8926	$10.4712	$10.0743
Units outstanding at end of period	4,122,075	2,258,455	1,270,337	1,144,601	605,376	446,458	104,844	N/A
ING American Century Small Cap Value Portfolio (From October 25, 2002) Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Units outstanding at end of period	129	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING Baron Small Cap Growth Portfolio (From October 25, 2002) Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Units outstanding at end of period	128	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING Van Kampen Comstock Portfolio (From October 25, 2002) Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Units outstanding at end of period	128	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING VP Growth Opportunities Portfolio (From May 1, 2000) Beginning of period	$5.3641	$8.8550	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$3.62	$5.3641	$8.8550	N/A	N/A	N/A	N/A	N/A
Units outstanding at end of period	369,905	564,323	364,384	N/A	N/A	N/A	N/A	N/A
ING VP Growth + Value Portfolio (From October 20, 1995) Beginning of period	$18.9839	$27.8993	$31.3606	$16.3103	$13.8613	$12.2601	$10.1010	$10.0000
End of period	$11.73	$18.9839	$27.8993	$31.3606	$16.3103	$13.8613	$12.2601	$10.1010
Units outstanding at end of period	2,455,923	2,879,628	2,465,786	1,501,434	1,333,885	1,118,716	318,138	1,068
ING VP High Yield Bond Portfolio (From August 8, 1997) Beginning of period	$8.3340	$8.3939	$9.6332	$10.0942	$10.1766	$10.0000	N/A	N/A
End of period	$8.12	$8.3340	$8.3939	$9.6332	$10.0942	$10.1766	N/A	N/A
Units outstanding at end of period	544,596	612,472	597,868	834,113	885,662	105,615	N/A	N/A
ING VP International Value Portfolio (From August 8, 1997) Beginning of period	$15.2432	$17.5017	$17.2007	$11.6150	$10.0734	$10.0000	N/A	N/A
End of period	$12.72	$15.2432	$17.5017	$17.2007	$11.6150	$10.0734	N/A	N/A
Units outstanding at end of period	840,626	1,008,480	747,812	488,502	330,553	57,507	N/A	N/A
47

	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31
	2002	2001	2000	1999	1998	1997	1996	1995
ING VP MagnaCap Portfolio (From May 1, 2000) Beginning of period	$8.8897	$10.0671	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.77	$8.8897	$10.0671	N/A	N/A	N/A	N/A	N/A
Units outstanding at end of period	223,151	87,749	37,460	N/A	N/A	N/A	N/A	N/A
ING VP MidCap Opportunities Portfolio (From May 1, 2000) Beginning of period	$5.9386	$8.9785	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$4.34	$5.9386	$8.9785	N/A	N/A	N/A	N/A	N/A
Units outstanding at end of period	235,936	224,016	111,372	N/A	N/A	N/A	N/A	N/A
ING VP Research Enhanced Index Portfolio (From October 20, 1995) Beginning of period	$9.4926	$10.9693	$12.5874	$12.0629	$12.0694	$11.4374	$10.2402	$10.0000
End of period	$7.29	$9.4926	$10.9693	$12.5874	$12.0629	$12.0694	$11.4374	$10.2402
Units outstanding at end of period	495,982	1,219,276	1,544,098	1,646,856	403,214	238,691	52,791	1,937
ING VP SmallCap Opportunities Portfolio (From October 20, 1995) Beginning of period	$25.4319	$36.4083	$36.5246	$15.3663	$13.2845	$11.6519	$10.3844	$10.0000
End of period	$14.15	$25.4319	$36.4083	$36.5246	$15.3663	$13.2845	$11.6519	$10.3844
Units outstanding at end of period	1,496,658	1,566,266	1,266,605	574,895	338,593	270,968	62,237	2,292
Janus Aspen Growth Portfolio (From August 8, 1997) Beginning of period	$12.0324	$16.2138	$19.2421	$13.5522	$10.1307	$10.0000	N/A	N/A
End of period	$8.72	$12.0324	$16.2138	$19.2421	$13.5522	$10.1307	N/A	N/A
Units outstanding at end of period	3,050,023	3,682,000	3,579,247	1,788,564	662,697	82,286	N/A	N/A
Janus Aspen International Growth Portfolio (From August 8, 1997) Beginning of period	$12.4793	$16.4874	$19.8902	$11.0658	$9.5720	$10.0000	N/A	N/A
End of period	$9.16	$12.4793	$16.4874	$19.8902	$11.0658	$9.5720	N/A	N/A
Units outstanding at end of period	1,520,750	1,550,048	1,071,043	473,654	275,637	81,884	N/A	N/A
Janus Aspen Mid Cap Growth Portfolio (From August 8, 1997) Beginning of period	$12.8742	$21.5646	$32.0747	$14.4299	$10.8993	$10.0000	N/A	N/A
End of period	$9.15	$12.8742	$21.5646	$32.0747	$14.4299	$10.8993	N/A	N/A
Units outstanding at end of period	2,628,398	2,794,292	2,367,019	868,257	143,611	17,506	N/A	N/A
Janus Aspen Worldwide Growth Portfolio (From August 8, 1997) Beginning of period	$12.8257	$16.7705	$20.1668	$12.4357	$9.7818	$10.0000	N/A	N/A
End of period	$9.42	$12.8257	$16.7705	$20.1668	$12.4357	$9.7818	N/A	N/A
Units outstanding at end of period	5,426,359	6,417,600	6,064,546	4,030,342	2,066,481	295,875	N/A	N/A
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio (From August 8, 1997) Beginning of period	$11.8644	$11.0612	$10.5041	$10.4971	$10.1973	$10.0000	N/A	N/A
End of period	$12.32	$11.8644	$11.0612	$10.5041	$10.4971	$10.1973	N/A	N/A
Units outstanding at end of period	1,264,788	929,272	492,334	407,142	210,709	22,029	N/A	N/A
Neuberger Berman Advisers Management Trust Partners Portfolio (From August 8, 1997) Beginning of period	$10.6302	$11.0947	$11.1723	$10.5521	$10.2686	$10.0000	N/A	N/A
End of period	$7.95	$10.6302	$11.0947	$11.1723	$10.5521	$10.2686	N/A	N/A
Units outstanding at end of period	1,275,104	1,294,471	1,239,100	1,479,974	1,582,048	255,773	N/A	N/A
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (From January 1, 1999) Beginning of period	$10.5004	$11.0445	$11.3827	N/A	N/A	N/A	N/A	N/A
End of period	$8.83	$10.5004	$11.0445	$11.3827	N/A	N/A	N/A	N/A
Units outstanding at end of period	139,420	85,042	57,291	32,883	N/A	N/A	N/A	N/A
48

	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31	Year Ended December 31
	2002	2001	2000	1999	1998	1997	1996	1995
OpCap Equity Portfolio (From August 8, 1997) Beginning of period	$11.7943	$12.8642	$11.8684	$11.7375	$10.6410	$10.0000	N/A	N/A
End of period	$9.14	$11.7943	$12.8642	$11.8684	$11.7375	$10.6410	N/A	N/A
Units outstanding at end of period	417,134	452,038	272,850	281,367	227,143	45,654	N/A	N/A
OpCap Global Equity Portfolio (From August 8, 1997) Beginning of period	$11.5677	$13.6132	$13.1847	$10.5673	$9.4593	$10.0000	N/A	N/A
End of period	$9.42	$11.5677	$13.6132	$13.1847	$10.5673	$9.4593	N/A	N/A
Units outstanding at end of period	189,515	146,807	108,797	86,458	70,138	18,968	N/A	N/A
OpCap Managed Portfolio (From August 8, 1997) Beginning of period	$11.1866	$11.9310	$11.0246	$10.6480	$10.0801	$10.0000	N/A	N/A
End of period	$9.17	$11.1866	$11.9310	$11.0246	$10.6480	$10.0801	N/A	N/A
Units outstanding at end of period	1,735,653	1,405,033	1,201,794	1,595,696	1,659,488	274,773	N/A	N/A
OpCap Small Cap Portfolio (From August 8, 1997) Beginning of period	$13.4468	$12.5887	$8.8541	$9.1466	$10.1959	$10.0000	N/A	N/A
End of period	$10.39	$13.4468	$12.5887	$8.8541	$9.1466	$10.1959	N/A	N/A
Units outstanding at end of period	1,331,258	926,420	563,758	309,634	252,954	48,630	N/A	N/A

    The subaccounts investing in the ING VP Growth + Value Portfolio (Class R), ING VP Disciplined LargeCap Portfolio (formerly ING VP Research Enhanced Index Portfolio) (Class R), and ING VP SmallCap Opportunities Portfolio (Class R), The Alger American Fund and Fidelity® Variable Insurance Products were not available through the Separate Account prior to 1995.

    The subaccounts investing in the ING VP High Yield Bond Portfolio (Class R), the ING VP International Value Portfolio (Class R), Janus Aspen Series, Neuberger Berman AMT Limited Maturity Bond Portfolio and Partners Portfolio and PIMCO Advisors Trust were not available through the Separate Account prior to August 8, 1997.

The subaccounts investing in the Fidelity® Variable Insurance Products and Neuberger Berman AMT Socially Responsive Portfolio were not available through the Separate Account prior to January 1, 1999.

The subaccount investing in the Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) was not available through the Separate Account prior to April 30, 1999.

    The subaccounts investing in the ING VP Growth Opportunities Portfolio (Class R), ING VP MagnaCap Portfolio (Class R), and ING VP MidCap Opportunities Portfolio (Class R) and the AIM V.I. Dent Demographic Trends Fund (Series I) were not available through the Separate Account prior to May 1, 2000.

    The subaccounts investing in the ING American Century Small Cap Value Portfolio (Initial Class), ING Baron Small Cap Growth Portfolio (Initial Class) and ING Van Kampen Comstock Portfolio (Initial Class) were not available through the Separate Account prior to October 25, 2002.

49

  RELIASTAR LIFE
  ADVANTAGE CENTURYSM ANNUITY

  INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
  ISSUED BY SEPARATE ACCOUNT N
  AND
  RELIASTAR LIFE INSURANCE COMPANY

  Statement of Additional Information dated May 1, 2004

  This Statement of Additional Information is not a prospectus, and should be read in conjunction with the current prospectus dated May 1, 2004 relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N (the "separate account") and ReliaStar Life Insurance Company (the "Company"). A copy of the prospectus may be obtained from the ING Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling [1-877-884-5050], or from ING Financial Advisers, LLC, 151 Farmington Avenue, Hartford, Connecticut 06156.

  Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	3
Income Phase Payments	4
Sales Material and Advertising	4
Independent Auditors	5
Sales Material and AdvertisingIndependent AuditorsFinancial Statements	5
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	F-1

1

  GENERAL INFORMATION AND HISTORY

  ReliaStar Life Insurance Company (the "Company," "we," "us," "our") is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company ("Northern"), a wholly-owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company assumed responsibilities for Northern's obligations under the contracts.

  We are an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

  The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

  SEPARATE ACCOUNT N

  We established Separate Account N on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 40 Act). It also meets the definition of "separate account" under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company.

  Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account which for retail series contracts includes Fixed Account A, Fixed Account B and/or Fixed Account C (which are part of the general account of the Company).

  We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans. The funds currently available under the contract are as follows:

2

  The Funds

  AIM V.I. Dent Demographic Trends Fund (Series I)

  Alger American Growth Portfolio
  (Class O Shares)

  Alger American Leveraged AllCap Portfolio (Class O Shares)

  Alger American MidCap Growth Portfolio (Class O Shares)

  Alger American Small Capitalization Portfolio (Class O Shares)

  Fidelity® VIP Asset Manager: Growth® Portfolio (Initial Class)

  Fidelity® VIP Contrafund® Portfolio
  (Initial Class)

  Fidelity® VIP Equity-Income Portfolio
  (Initial Class)

  Fidelity® VIP Growth Opportunities Portfolio (Initial Class)

  Fidelity® VIP Growth Portfolio (Initial Class)

  Fidelity® VIP Index 500 Portfolio (Initial Class)

  Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

  Fidelity® VIP Money Market Portfolio
  (Initial Class)

  ING American Century Small Cap Value Portfolio (Initial Class)

  ING Baron Small Cap Growth Portfolio
  (Initial Class)

  The Funds (Continued)

  ING JPMorgan Mid Cap Value Portfolio (Initial Class)

  ING MFS Global Growth Portfolio
  (Initial Class)

  ING MFS Total Return Portfolio
  (Service Shares)

  ING PIMCO Total Return Portfolio
  (Initial Class)

  ING T. Rowe Price Equity Income Portfolio (Service Shares)

  ING T. Rowe Price Growth Equity Portfolio (Initial Class)

  ING Van Kampen Comstock Portfolio
  (Initial Class)

  ING VP Disciplined LargeCap Portfolio (formerly ING VP Research Enhanced Index Portfolio) (Class I)*

  ING VP High Yield Bond Portfolio
  (Class I)*

  ING VP Index Plus LargeCap Portfolio
  (Class I)*

  ING VP Index Plus MidCap Portfolio
  (Class I)*

  ING VP Index Plus SmallCap Portfolio
  (Class I)*

  ING VP International Value Portfolio (Class I)*

  ING VP MagnaCap Portfolio (Class I)*

  ING VP MidCap Opportunities Portfolio (Class I)**

  The Funds (Continued)

  ING VP SmallCap Opportunities Portfolio (Class I)*

  ING VP Strategic Allocation Balanced Portfolio (Class I)*

  ING VP Strategic Allocation Growth Portfolio (Class I)*

  ING VP Strategic Allocation Income Portfolio (Class I)*

  Janus Aspen Growth Portfolio
  (Institutional Shares)

  Janus Aspen International Growth Portfolio (Institutional Shares)

  Janus Aspen Mid Cap Growth Portfolio
  (Institutional Shares)

  Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

  Neuberger Berman AMT Limited Maturity Bond Portfolio

  Neuberger Berman AMT Partners Portfolio

  Neuberger Berman AMT Socially Responsive Portfolio

  OpCap Equity Portfolio

  OpCap Global Equity Portfolio

  OpCap Managed Portfolio

  OpCap Small Cap Portfolio

*	Effective May __, 2004, Class R shares of this fund have been renamed as Class I shares.
**

  Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R and ING VP Growth + Value Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R. Effective May __, 2004, Class R shares of this fund have been renamed as Class I shares.

  A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in each fund's prospectus and statement of additional information.

  OFFERING AND PURCHASE OF CONTRACTS

  Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc. (WSSI), an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

3

  INCOME PHASE PAYMENTS

  When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

  The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate of 3% per annum.

  If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, than the payouts will decrease.

  When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3% per annum.

SALES MATERIAL AND ADVERTISING

  We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

  We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

  We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

4

  We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

  INDEPENDENT AUDITORS

  The statement of assets and liabilities of Separate Account N of ReliaStar Life Insurance Company as of December 31, 2003 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2003 and 2002 and for each of the two years then ended, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

  FINANCIAL STATEMENTS

  Although the financial statements of the separate account are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the separate account.

  The financial statements for the Company as of and for the years ended December 31, 2003 and 2002 have been prepared on the basis of statutory accounting practices as prescribed or permitted by the Minnesota Department of Commerce Division of Insurance rather than accounting principles generally accepted in the United States. The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

5
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A*:
Performance Information and Condensed Financial Information
(2)	Included in Part B*:
Financial Statements of Separate Account N:
-		Report of Independent Auditors
-		Statement of Assets and Liabilities as of December 31, 2003
-		Statements of Operations for the year ended December 31, 2003
-		Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
-		Notes to Financial Statements
Financial Statements of ReliaStar Life Insurance Company:
-		Report of Independent Auditors
-		Balance Sheets-Statutory Basis as of December 31, 2003 and 2002
-		Statements of Operations-Statutory Basis for the years ended December 31, 2003 and 2002
-		Statements of Changes in Capital and Surplus-Statutory Basis for the years ended December 31, 2003 and 2002
-		Statement of Cash Flows-Statutory Basis for the years ended December 31, 2003 and 2002
-		Notes to Financial Statements-Statutory Basis

*To be filed by amendment

(b)	Exhibits
	(1)	Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant")(1)
	(2)	Not applicable
	(3.1)	Distribution and Administrative Services Agreement between ING Financial Advisers, LLC and Depositor
	(3.2)	Selling Group (or Distribution) Agreement between Washington Square Securities, Inc. and Selling Group Members(1)
	(3.3)	Amended Broker/Dealer Variable Annuity Compensation Schedule(2)
	(4.1)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract(1)
	(4.2)	Flexible Premium Individual Deferred Retirement Annuity Contract(1)
	(4.3)	ERISA Endorsement(3)
	(4.4)	TSA Endorsement(4)
	(4.5)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida(5)
	(4.6)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida(5)
	(4.7)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract)(1)
	(4.8)	Roth IRA Endorsement(1)
	(4.9)	Fixed Account C Endorsement(6)
	(4.10)	Waiver Endorsement(7)
	(4.11)	Endorsement(7)
	(4.12)	Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA) (13076 7-99)(8)
	(4.13)	Individual Deferred Retirement Annuity Contract (Retail Series - IRA/Non-Qualified) (13077 7-99)(8)
	(4.14)	One Year Step Up Death Benefit Endorsement (13084 7-99)(8)
	(4.15)	Internal Revenue Code Section 457 Endorsement (13086 8-99)(8)
	(4.16)	Endorsement 40001 06-02 for use with Contract Form No. 13076(TX) 7-99(9)
	(4.17)	ReliaStar Endorsement (merger)(10)
	(5.1)	Contract Application Form (Retail Series, Plus Series and RIA Series)(2)
	(6.1)	Amended Articles of Incorporation of Depositor(11)
	(6.2)	Amended Bylaws of Depositor(11)
	(7)	Not applicable
	(8.1)	Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company(8)
(8.2)

  Amendment dated April 27, 2000 and effective May 1, 2000 to Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company(12)

(8.3)

  Administrative Service Agreement dated as of March 27, 2000 between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and AIM Advisors, Inc.(8)

	(8.4)	Participation Agreement dated as of June 30, 1995 by and among The Alger American Fund, Northern Life Insurance Company and Fred Alger and Company(1)
	(8.5)	Service Agreement dated as of August 8, 1997 by and between Fred Alger Management, Inc. and Northern Life Insurance Company(5)
	(8.6)	Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
(8.7)

  Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company dated as of January 1, 1995(5)

	(8.8)	Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
(8.9)

  Amendment dated as of July 24, 1997 to Participation Agreement dated as of January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(5)

	(8.10)	Participation Agreement dated as of January 1, 1999 among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company(8)
	(8.11)	Service Agreement and Contract dated January 1, 1997 between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation(8)
(8.12)

  Participation Agreement dated December 6, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and Aetna Investment Services, LLC(10)

(8.13)

  Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance and Annuity Company(10)

(8.14)

  Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company(10)

	(8.15)	Service Agreement and Contract Dated December 1, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company, and ING Partners, Inc.(10)
	(8.16)	Participation Agreement made and entered into as of December 1, 2002, among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributions, Inc.(13)
	(8.17)	Participation Agreement dated May 1, 2002, among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc.(13)
(8.18)

  Amendment dated as of October 15, 2002, effective as of October 1, 2002, to Fund Participation Agreement dated May 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc.(13)

	(8.19)	Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(5)
	(8.20)	Amendment Dated as of October 8, 1998 to Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(12)
	(8.21)	Service Agreement dated August 8, 1997 by and between Janus Capital Corporation and Northern Life Insurance Company(5)
(8.22)

  Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(5)

(8.23)

  Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(7)

(8.24)

  Addendum dated as of May 1, 2000 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(8)

	(8.25)	Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company(5)
	(8.26)	Participation Agreement dated August 8, 1997 by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors(5)
	(8.27)	Service Agreement dated as of August 8, 1997 by and between OpCap Advisors and Northern Life Insurance Company(5)
	(8.28)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc.(14)
(8.29)

  Amendment dated August 30, 2002, by and among ReliaStar Life Insurance Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) to Participation Agreement dated May 1, 2001(12)

	(8.30)	Administrative and Shareholder Services Agreement dated May 1, 2001 between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products Trust) and ReliaStar Life Insurance Company(12)
	(8.31)	Participation Agreement among The GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. dated April 30, 2003
	(9)	Consent and Opinion of Counsel*
	(10)	Consent of Ernst & Young LLP, Independent Auditors*
	(11)	No Financial Statements are omitted from Item 23
	(12)	Not applicable
	(13)	Schedule of Computation of Performance Data(7)
	(14)	Powers of Attorney(15)
1.	Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.
2.	Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.
3.	Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1996.
4.	Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 28, 1997.
5.	Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.
6.	Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed December 23, 1998.
7.	Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.
8.	Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.
9.	Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-83772), filed July 30, 2002.
10.	Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.
11.	Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
12.	Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed April 22, 2003.
13.	Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 31, 2002.
14.	Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 26, 2002.
15.

  Incorporated by reference to the Post-Effective Amendment No. 31 to Registration Statement on Form N-4 of Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 33-75988), as filed on February 19, 2004.

Item 25. Directors and Principal Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay[1]	Director and President
Thomas Joseph McInerney[1]	Director
Kathleen Ann Murphy[1]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David Allen Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Michael Larry Emerson[2]	President, ING Re, Group Reinsurance
Allan Baker[3]	Senior Vice President
Robert L. Francis 6140 Stonehedge Mall Rd., Ste. 375 Pleasanton, CA 94588	Senior Vice President
James Roderick Gelder[2]	Senior Vice President
Shaun Patrick Mathews[3]	Senior Vice President
Stephen Joseph Preston[4]	Senior Vice President
Jacques de Vaucleroy[1]	Senior Vice President
Donna Telkamp Mosely[5]	Senior Vice President, CFO & Chief Actuary, ING Re, Individual Reinsurance
Daniel Edward Abramowski[2]	Senior Vice President, ING Re, Group Reinsurance
Robert William Crispin[1]	Senior Vice President, Investments
Boyd George Combs[1]	Senior Vice President, Tax
Pamela S. Anson[6]	Vice President
Gerald T. Bannach[2]	Vice President
Pamela M. Barcia[3]	Vice President
Linda Beblo[4]	Vice President
Jeoffrey A. Block[7]	Vice President
Robert D. Bomgaars 740 Northwest Blue Parkway, Suite 304 Lee's Summit, MO 64086	Vice President
David Botler[8]	Vice President
Elizabeth Clifford[4]	Vice President
John Craig Collins[1]	Vice President
Brian D. Comer[3]	Vice President
Diane Marie Eder[9]	Vice President
Shari Ann Enger[4]	Vice President
Larry David Erb[5]	Vice President
Michelle Fallahi[2]	Vice President
Joel Andrew Fink 8585 Stemmons Frwy., Ste 770 North Dallas, TX 75247	Vice President
Thomas John Gibb[10]	Vice President
Jim P. Graham[2]	Vice President
Brian K. Haendiges[3]	Vice President
Deborah Hancock[5]	Vice President
R. Scott Hofstedt[10]	Vice President
William S. Jasien[11]	Vice President
Patrick Juarez[10]	Vice President
Audrey Ruth Kavanagh[10]	Vice President
John Kelleher[10]	Vice President
Paul Kersten[2]	Vice President
Bart Kollen[7]	Vice President
Tom Langseth[2]	Vice President
Patrick Lewis[2]	Vice President
Marc Lieberman[2]	Vice President
Frederick C. Litow[1]	Vice President
Scott C. Machut[2]	Vice President
Daniel McDonald[5]	Vice President
Daniel P. Mulheran[2]	Vice President
Todd E. Nevenhoven[7]	Vice President
Curtis Warren Olson[10]	Vice President
Sherry Roxanne Olson[10]	Vice President
Laurie Jane Rasanen[6]	Vice President
Erik Rasmussen[2]	Vice President
James P. Rathburn[2]	Vice President
M. Kathleen Reid[3]	Vice President
Robert A. Richard[3]	Vice President
Roger David Roenfeldt[8]	Vice President
John Anthony Ross 3110 Camino Del Rio South, Suite A117 San Diego, CA 92108	Vice President
David John Schmid[10]	Vice President
Sande Sheppard[10]	Vice President
David Anthony Sheridan[3]	Vice President
Mark Alan Smith[5]	Vice President
Carl P. Steinhilber[3]	Vice President
Irving L. Tang[2]	Vice President
Laurie M. Tillinghast[3]	Vice President
Lorena Elizabeth Weaver[10]	Vice President
O. V. Williams[2]	Vice President
Dean Abbott[2]	Vice President and Actuary
Mary Broesch[4]	Vice President and Actuary
Bruce T. Campbell[3]	Vice President and Actuary
Barbara Bullis Horst[10]	Vice President and Actuary
Craig Alan Krogstad[9]	Vice President and Actuary
Richard Lau[4]	Vice President and Actuary
Laurie A. Lombardo[3]	Vice President and Actuary
Mark Eugene McCarville[10]	Vice President and Actuary
Alden Skar[2]	Vice President and Actuary
Alice Su4	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Albert Joseph Zlogar[4]	Vice President and Appointed Actuary
Carol Sandra Stern 1501 M St., NW, Ste. 430 Washington, DC 20005	Vice President and Chief Compliance Officer
Jeffrey Steven Birkholz[2]	Vice President & COO, ING Re, Group Reinsurance
Marvin Kenneth Goergen[2]	Vice President and Controller, ING Re, Group Reinsurance
Kimberly Curley[5]	Vice President and Illustration Actuary
John D. Currier[4]	Vice President and Illustration Actuary
Lawrence Stephen Nelson[10]	Vice President and Illustration Actuary
David Scott Pendergrass[1]	Vice President and Treasurer
Mike Farley[2]	Vice President, CFO & Chief Actuary, ING Re, Group Reinsurance
Philip William Ricker[10]	Vice President, Compliance and Assistant Secretary
Randy Lyle Bauernfeind[10]	Vice President, Corporate Real Estate
Ronald Emil Falkner[3]	Vice President, Corporate Real Estate
Robin Angel[1]	Vice President, Investments
Ira S. Braunstein[1]	Vice President, Investments
Raymond Henry Dietman[10]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
James B. Kauffmann[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory McGreevey[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Fred Ten Lohuis[1]	Vice President, Investments
Joseph J. Elmy[3]	Vice President, Tax
Paula Cludray-Engelke[2]	Secretary
William White[10]	Illustration Actuary
Jane A. Boyle[3]	Assistant Secretary
Elaine F. Eiland[10]	Assistant Secretary
Kent D. Ferraro[10]	Assistant Secretary
Jay Frazer[10]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Judith K. Ginter[10]	Assistant Secretary
Christie M. Gutknecht[6]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Jane M. Jacobs[2]	Assistant Secretary
David Lee Jacobson[4]	Assistant Secretary
Lorri Jungbauer[10]	Assistant Secretary
Ronald M. Kjelsberg[2]	Assistant Secretary
Terri Wecker Maxwell[1]	Assistant Secretary
John R. Oberg[9]	Assistant Secretary
Krystal L. Ols[2]	Assistant Secretary
Wendy L. Paquin[2]	Assistant Secretary
Loralee Ann Renelt[2]	Assistant Secretary
Gerald Martin Sherman[2]	Assistant Secretary
Kimberly J. Smith[4]	Assistant Secretary
Patricia M. Smith[3]	Assistant Secretary
Edwina P. J. Steffer[2]	Assistant Secretary
John F. Todd[3]	Assistant Secretary
Diane Yell[10]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
3	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.
6	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.
9	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
10	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
11	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

  Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on May 10, 2003 for ReliaStar Life Insurance Company of New York.

Item 27. Number of Contract Owners
As of December 31, 2003, there were 61,046 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.
Item 28. Indemnification

  Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or ING Financial Advisers, LLC, pursuant to the foregoing provisions or otherwise, Depositor and ING Financial Advisers, LLC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or ING Financial Advisers, LLC in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or ING Financial Advisers, LLC in connection with the securities being registered, Depositor or ING Financial Advisers, LLC, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

  ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more.

Item 29. Principal Underwriter
(a)

  In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, CA 92108	Director and President
Robert L. Francis[1]	Director and Senior Vice President
Shaun Patrick Mathews[2]	Director and Senior Vice President
Allan Baker[2]	Senior Vice President
Boyd George Combs[3]	Senior Vice President, Tax
Susan J. Stamm[2]	Chief Financial Officer
Maryellen R. Allen[2]	Vice President
Douglas J. Ambrose[1]	Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Vice President
Robert H. Barley[2]	Vice President
David A. Brounley[2]	Vice President
Kathleen Carey-Reid[2]	Vice President
Brian D. Comer[2]	Vice President
Keith J. Green[3]	Vice President
Brian K. Haendiges[2]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
William S. Jasien[4]	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Christina Lareau[2]	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[3]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Christine Cannon Marcks[2]	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Pamela L. Mulvey[2]	Vice President
Scott T. Neeb[1]	Vice President
Ethel Pippin[2]	Vice President
Deborah Rubin[4]	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[2]	Vice President
Bess B. Twyman[2]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
Judeen T. Wrinn[2]	Vice President
Therese M. Squillacote[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Joseph Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[5]	Secretary
Loralee Ann Renelt[5]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Robert J. Scalise[2]	Assistant Treasurer
Glenn Allan Black[3]	Tax Officer
G. Michael Fell[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James Taylor[3]	Tax Officer
1	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation as of December 31, 2003*:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation**

Washington Square Securities, Inc.	$__________
* **	To be filed by amendment Includes gross concessions associated with the distribution of all products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company 20 Washington Avenue South Minneapolis, Minnesota 55401
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

  to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

  to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

  The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

  The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100207) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 20th day of February, 2004.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
(Registrant)
By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Keith Gubbay*

Keith Gubbay President (principal executive officer)
As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Keith Gubbay*	Director and President	)

Keith Gubbay	(principal executive officer))
)
Thomas J. McInerney*	Director	)	February 20,

Thomas J. McInerney		)	2004
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David Wheat*	Director and Chief Financial Officer	)

David Wheat	(principal accounting officer))
)
By:	/s/Michael A. Pignatella

Michael A. Pignatella *Attorney-in-Fact
SEPARATE ACCOUNT N Exhibit Index
Exhibit No.	Exhibit

99-B.3.1	Distribution and Administrative Services Agreement between ING Financial Advisers, LLC and Depositor

99-B.8.31	Participation Agreement among The GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. dated April 30, 2003

99-B.9	Consent and Opinion of Counsel	*

99-B.10	Consent of Ernst & Young LLP, Independent Auditors	*

  *To be filed by amendment